UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net income (loss)	$ 643	$ (154)	$ 840	$ (349)
Adjusted for the following items:
Earnings from investments in associates, net of distributions received	0	0	0	(1)
Depreciation and amortization expense	191	57	386	112
Mark-to-market and other	34	(10)	79	(5)
Remeasurement of exchangeable and class B shares	(498)	301	(535)	608
Deferred income tax expense	5	6	3	6
Changes in non-cash working capital, net	136	65	16	(116)
Cash from operating activities	511	265	789	255
Investing Activities
Purchase of long-lived assets	(403)	(135)	(576)	(261)
Disposal of long-lived assets	99	1	175	2
Purchase of financial assets and other	0	0	0	(4)
Other investing activities	56	0	87	0
Cash used by investing activities	(248)	(134)	(314)	(263)
Financing Activities
Distributions to non-controlling interest	(177)	(48)	(334)	(163)
Capital provided to non-controlling interest	0	0	(1,206)	0
Proceeds from non-recourse borrowings	1,388	467	3,201	770
Repayment of non-recourse borrowings	(1,286)	(476)	(1,589)	(476)
Loans and repayments from Brookfield Infrastructure	34	44	36	101
Loans and repayments to Brookfield Infrastructure	(77)	(88)	(632)	(337)
Other financing activities	0	0	18	0
Cash used by financing activities	(118)	(101)	(506)	(105)
Cash and cash equivalents
Change during the period	145	30	(31)	(113)
Impact of foreign exchange on cash	(34)	17	(42)	24
Balance, beginning of period	355	309	539	445
Balance, end of period	$ 466	$ 356	$ 466	$ 356